ACQUISITIONS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES	ACQUISITIONS OF CONSOLIDATED ENTITIES
a)    Completed During 2021
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2021. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

(MILLIONS)	Private Equity	Infrastructure	Real Estate	Renewable Power and Transition and Other	Total
Cash and cash equivalents	$288	$217	$78	$3	$586
Accounts receivable and other	826	455	104	100	1,485
Inventory	690	23	2	6	721
Equity accounted investments	20	—	7	45	72
Investment properties	—	—	988	—	988
Property, plant and equipment	2,518	10,179	2,172	2,366	17,235
Intangible assets	4,535	3,734	67	—	8,336
Goodwill	3,960	2,400	113	118	6,591
Deferred income tax assets	6	9	—	—	15
Total assets	12,843	17,017	3,531	2,638	36,029
Less:
Accounts payable and other	(1,811)	(3,271)	(131)	(188)	(5,401)
Non-recourse borrowings	(132)	(6,698)	(1,452)	(975)	(9,257)
Deferred income tax liabilities	(1,215)	(1,430)	(113)	—	(2,758)
Non-controlling interests[1]	(22)	(156)	(3)	(2)	(183)
	(3,180)	(11,555)	(1,699)	(1,165)	(17,599)
Net assets acquired	$9,663	$5,462	$1,832	$1,473	$18,430

Consideration[2]	$9,663	$5,462	$1,832	$1,473	$18,430
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $2.8 billion of revenue and $3 million of net income in 2021 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $8.6 billion and $351 million to total revenues and net income, respectively.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2021. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Private Equity			Infrastructure	Real Estate	Renewable Power and Transition
(MILLIONS)	Modulaire	DexKo	Aldo	IPL	Life Sciences Assets	U.S. Wind	U.S. Distributed Generation
Cash and cash equivalents	$100	$106	$59	$121	$6	$1	$1
Accounts receivable and other	418	278	31	420	1	71	28
Inventory	104	436	48	20	—	6	—
Equity accounted investments	—	19	—	—	—	—	—
Investment properties	—	—	—	—	988	—	—
Property, plant and equipment	1,963	462	5	9,865	—	1,643	723
Intangible assets	1,941	2,212	295	2,569	2	—	—
Goodwill	1,667	1,408	421	2,096	36	—	117
Deferred income tax assets	—	6	—	—	—	—	—
Total assets	6,193	4,927	859	15,091	1,033	1,721	869
Less:
Accounts payable and other	(817)	(637)	(136)	(3,012)	(7)	(142)	(45)
Non-recourse borrowings	(27)	(2)	—	(6,185)	—	(835)	(140)
Deferred income tax liabilities	(590)	(504)	(100)	(1,229)	(36)	—	—
Non-controlling interests[1]	—	(10)	—	—	—	—	—
	(1,434)	(1,153)	(236)	(10,426)	(43)	(977)	(185)
Net assets acquired	$4,759	$3,774	$623	$4,665	$990	$744	$684

Consideration[2]	$4,759	$3,774	$623	$4,665	$990	$744	$684
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Private Equity
On August 31, 2021, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Aldo Componentes Eletrônicos LTDA (“Aldo”), a leading distributor of solar power solutions for the distributed generation market in Brazil. The total consideration paid for the business was $623 million, comprising of $295 million of cash consideration and $328 million of contingent consideration payable to the former shareholder if certain performance targets are met. Goodwill of $421 million was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $553 million and $68 million, respectively.
On October 4, 2021, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in DexKo Global Inc. (“DexKo”), a leading global manufacturer of highly engineered components primarily for industrial trailers and other towable-equipment providers. The total consideration paid for the business was $3.8 billion, comprising of $1.1 billion of cash, $2.6 billion of debt raised for the acquisition and $30 million of contingent consideration. Goodwill of $1.4 billion was recognized, which is not deductible for income tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $2.5 billion and $139 million, respectively.
On December 15, 2021, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Modulaire Investments 2 S.à.r.l. (“Modulaire”), a provider of modular building leasing services in Europe and Asia-Pacific. The total consideration paid for the business was $4.8 billion, comprising of $1.6 billion of cash and $3.2 billion of debt raised for the acquisition. Goodwill of $1.7 billion was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.7 billion and $135 million, respectively.
Infrastructure
During 2021, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Inter Pipeline Ltd. (“IPL”). The transaction was accounted for as a business combination as of the initial acquisition on August 20, 2021. The total consideration paid for the business was $4.7 billion, comprising of $1.9 billion of cash, $0.2 billion of BIPC exchangeable LP units, $1.1 billion of BIPC exchangeable shares, $0.9 billion of debt raised on closing, and an existing 10% interest valued at $0.6 billion on the initial acquisition date. Goodwill of $2.1 billion was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $2.5 billion and $274 million, respectively.
Real Estate
On June 16, 2021, a subsidiary of the company, alongside institutional partners, acquired a portfolio of life sciences assets in the U.K., through our BSREP III fund. The total consideration paid for the portfolio was $990 million, comprising of $352 million of cash with the remainder funded through non-recourse borrowings raised concurrently on closing. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $34 million and $86 million, respectively.
Renewable Power and Transition
On March 24, 2021, a subsidiary of the company, alongside institutional partners, completed the acquisition of 100% of a portfolio of three wind generation facilities and development projects located in the U.S. The total consideration paid for the portfolio was $744 million. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $183 million and $12 million, respectively.
On March 31, 2021, a subsidiary of the company, alongside institutional partners, completed the acquisition of 100% of a distributed generation business in the U.S. The total consideration paid for the business was $684 million. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $79 million and $6 million, respectively.
b)    Completed During 2020
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2020. No material changes were made to those allocations disclosed in the 2020 consolidated financial statements:

(MILLIONS)	Private Equity	Infrastructure	Real Estate, Renewable Power and Transition and Other	Total
Cash and cash equivalents	$105	$—	$38	$143
Accounts receivable and other	1,441	408	76	1,925
Inventory	12	—	55	67
Property, plant and equipment	84	7,334	661	8,079
Intangible assets	27	532	66	625
Goodwill	63	27	55	145
Deferred income tax assets	31	—	15	46
Total assets	1,763	8,301	966	11,030
Less:
Accounts payable and other	(55)	(2,518)	(227)	(2,800)
Non-recourse borrowings	(1,016)	(2,356)	(470)	(3,842)
Deferred income tax liabilities	—	(22)	(12)	(34)
Non-controlling interests[1]	(227)	—	(47)	(274)
	(1,298)	(4,896)	(756)	(6,950)
Net assets acquired	$465	$3,405	$210	$4,080

Consideration[2]	$465	$3,405	$210	$4,080
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $621 million of revenue and $10 million of net income in 2020 from the acquired operations as a result of the acquisitions made in 2020. If the acquisitions had occurred at the beginning of 2020, they would have contributed $1.6 billion and $25 million to total revenue and net losses, respectively.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2020. No material changes were made to those allocations disclosed in the 2020 consolidated financial statements.

	Private Equity	Infrastructure
(MILLIONS)	IndoStar	Summit DigiTel
Cash and cash equivalents	$78	$—
Accounts receivable and other	1,391	408
Property, plant and equipment	9	7,334
Intangible assets	20	532
Goodwill	21	27
Deferred income tax assets	28	—
Total assets	1,547	8,301
Less:
Accounts payable and other	(30)	(2,518)
Non-recourse borrowings	(1,003)	(2,356)
Deferred income tax liabilities	—	(22)
Non-controlling interests[1]	(219)	—
	(1,252)	(4,896)
Net assets acquired	$295	$3,405

Consideration[2]	$295	$3,405
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Private Equity
During 2020, a subsidiary of the company, together with institutional partners, acquired a 57% ownership interest in IndoStar, an Indian financing company focused on commercial vehicle lending and affordable home finance. The transaction was accounted for as a business combination achieved in stages on May 27, July 8 and 9, 2020. The subsidiary’s previously held investment in IndoStar was remeasured to fair value prior to the acquisition of additional interests. The fair value approximated carrying value and no cumulative gain or loss arising from changes in the fair value of the investment was recognized. Total consideration of $295 million was comprised of an existing equity interest of $276 million and $19 million of cash on hand. Total revenues and net loss that would have been recorded during 2020 if the transaction had occurred at the beginning of 2020 are $175 million and $37 million, respectively.
Infrastructure
On August 31, 2020, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in an Indian telecom tower operation for a total of approximately $3.4 billion. Consideration paid was funded fully by cash on hand. Goodwill in the amount of $27 million was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded during 2020 if the transaction had occurred at the beginning of 2020 are $1.1 billion and $9 million, respectively.